Fair Value Measurements - Summary of the Plan's Investment that has Fair Value Estimated using NAV (Detail) - EBP 001 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 938,443,878	$ 839,056,852
Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	[1]	38,035,314	38,554,480
Fair Value Measured at Net Asset Value Per Share [Member] | Stable Value Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	[2]	38,035,314	38,554,480
Unfunded Commitments	[2]	$ 0	$ 0
Redemption Frequency	[2]	Daily	Daily

[1]	Specific investments that are measured at fair value using the NAV (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the tables above are meant to enable reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.
[2]	Stable value fund strategy seeks to preserve the principal investment while earning a level of interest that is consistent with the principal preservation. While it seeks to maintain a stable NAV of $1 per share, it cannot guarantee it will be able to do so; thus, the yield of the stable value fund will fluctuate.